Notes Receivable	12 Months Ended
Dec. 31, 2025
Notes Receivable
Notes Receivable

Note 8 — Notes Receivable

Notes receivable primarily consists of bank acceptance bills received from customers in the ordinary course of business.

As of December 31, 2025, the Company had notes receivable of RMB 3,638,300 (2024: nil), all of which are expected to be settled within one year.

During the year ended December 31, 2025, the Company entered into bill discounting arrangements with certain banks. Under these arrangements, the Company discounted notes receivable to obtain financing. As the banks retain the right of recourse in the event of default, the transfers do not qualify for derecognition under ASC 860. Accordingly, the Company continues to recognize these notes receivable and records the proceeds received as short-term borrowings.

As of December 31, 2025, notes receivable with a carrying amount of RMB 3,627,557 were pledged as collateral for short-term borrowings of the same amount, disclosed as loan payable in the balance sheet.

The Company has assessed the expected credit losses associated with notes receivable and determined that no material allowance for expected credit losses was required as of December 31, 2025.